Intangible assets, net - Schedule of Amortization Expense Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,200	$ 1,231	$ 2,101
Cost of Revenue [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	5	266	241
General and administrative expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	1,136	721	415
Research and development expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 59	$ 244	$ 1,445